Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (4,467)	$ (701)	¥ 49,337	¥ 11,890
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	6,232	978	6,068	5,828
Share-based compensation	9,134	1,433	4,156	3,695
Losses from disposal of property, equipment and software	18	3	68	65
Gain from extinguishment of debt			(11)
Deferred income tax	(651)	(102)	(719)	533
Amortization of discounts and issuance costs of the unsecured senior notes	14	2	19	15
Allowance for doubtful accounts	708	111	353	424
Impairment of investments	574	90	208	1,954
Fair value change of long-term investments	7,252	1,138	(29,483)	(3,496)
Gain from business and investment disposals	(140)	(22)	(279)	(1,199)
Gain on sale of development properties	(767)	(120)	(1,649)	(3,885)
Share of results of equity investees	4,918	772	(4,291)	1,738
Foreign exchange (gains)/losses	(42)	(7)	90	(124)
Changes in operating assets and liabilities:
Accounts receivable	(5,632)	(884)	(412)	3,723
Advance to suppliers	(107)	(17)	(2,300)	(128)
Inventories	(16,697)	(2,620)	799	(13,916)
Prepayments and other current assets	(2,539)	(399)	(260)	276
Amount due from related parties	(278)	(44)	583	(1,501)
Operating lease right-of-use assets	(4,045)	(635)	(2,922)	(1,407)
Other non-current assets	(1,701)	(267)	(871)	(409)
Accounts payable	32,585	5,113	11,095	10,391
Advance from customers	8,702	1,366	4,052	3,061
Deferred revenues	(243)	(38)	(235)	455
Taxes payable	(468)	(73)	849	723
Amount due to related parties	(66)	(10)	282	135
Accrued expenses and other current liabilities	5,257	825	4,784	4,418
Operating lease liabilities	4,180	656	3,233	1,522
Other non-current liabilities	570	90
Net cash provided by operating activities	42,301	6,638	42,544	24,781
Cash flows from investing activities:
Purchase of short-term investments	(167,684)	(26,313)	(60,747)	(24,501)
Maturity of short-term investments	113,362	17,789	25,148	2,018
Purchases of long-term time deposits	(160)	(25)	(5,000)
Purchases of investment securities	(2,656)	(417)	(1,122)	(771)
Cash received from disposal of investment securities	13,165	2,066	9,139	1,009
Prepayments and investments in equity investees	(11,576)	(1,817)	(16,939)	(10,508)
Cash received from disposal of equity investments	407	64	1,092	3,606
Cash paid for loan originations	(82,197)	(12,899)	(60,304)	(43,560)
Cash received from loan repayments	80,561	12,642	60,879	44,592
Purchase of property, equipment and software	(5,562)	(873)	(3,370)	(2,597)
Disposal of equipment and other assets (Note 6)	1,765	277
Purchase of intangible assets	(23)	(4)	(19)	(41)
Cash paid for asset acquisitions, net of cash acquired	(1,603)	(252)
Purchase of land use rights	(7,825)	(1,228)	(1,518)	(1,039)
Cash paid for construction in progress	(8,868)	(1,392)	(7,549)	(5,322)
Cash received from sale of development properties	3,549	557	4,787	7,905
Cash received from/(paid for) business combinations, net of cash acquired	(321)	(50)	671	(41)
Loans settled by/(provided to) JD Technology	(169)	(27)	(2,342)	4,149
Other investing activities	1,587	251	(617)	(248)
Net cash used in investing activities	(74,248)	(11,651)	(57,811)	(25,349)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			31,342
Repurchase of ordinary shares	(5,246)	(823)	(312)	(131)
Proceeds from issuance of ordinary shares pursuant to share-based awards	62	10	236	112
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics			443
Capital injection from non-controlling interest shareholders	27,662	4,341	34,579	6,649
Return of capital to non-controlling interests	(68)	(11)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(775)	(122)
Proceeds from short-term borrowings	7,133	1,119	14,766	5,804
Repayment of short-term borrowings	(5,982)	(938)	(16,582)	(5,970)
Repayment of long-term borrowings	(29)	(5)	(123)
Proceeds from unsecured senior notes			6,804
Repurchase and repayment of unsecured senior notes	(3,246)	(509)	(72)
Repayment of nonrecourse securitization debt				(3,886)
Other financing activities	(8)	(2)	(9)	(6)
Net cash provided by financing activities	19,503	3,060	71,072	2,572
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1,498)	(235)	(5,082)	406
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(13,942)	(2,188)	50,723	2,410
Cash, cash equivalents, and restricted cash at beginning of year, including cash and cash equivalents classified within assets held for sale	90,635	14,223	39,912	37,502
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at beginning of year	116	18
Cash, cash equivalents, and restricted cash at beginning of year	90,519	14,205	39,912	37,502
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale	76,693	12,035	90,635	39,912
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year			116
Cash, cash equivalents, and restricted cash at end of year	76,693	12,035	90,519	39,912
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(2,538)	(398)	(1,190)	(808)
Cash paid for interest	(1,221)	(192)	(1,020)	(679)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	463	73	549	759
Equity investments obtained through commitment of future services and contribution of certain business				2,371
Right-of-use assets acquired under operating leases	¥ 10,228	$ 1,605	10,678	¥ 4,861
Acquisition of equity interest in Jiangsu Five Star by loan conversion			1,025
Acquisition of equity interest in Kuayue Express by issuance of ordinary shares of JD Logistics			¥ 116